Shareholders’ equity (deficiency) - Narrative (Details)			12 Months Ended
	Aug. 30, 2021	Aug. 05, 2021 shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.9595
Common stock, shares authorized (in shares)							3,454,112,863	3,454,112,863
Common stock par value per share (in NIS per share) | ₪ / shares						₪ 0.00001		₪ 0.00001
Number of votes per share | vote			1
Share-based compensation arrangement, shares authorized (in shares)									27,181,025
Shares, options and RSUs outstanding (in shares)							17,762,004,000
Grants in period, weighted average grant date fair value (in USD per share) | $ / shares			$ 5.81	$ 3.59	$ 2.86
Options, intrinsic value of exercises in period | $			$ 72,615,000	$ 33,237,000	$ 12,116,000
Options outstanding (in shares)					2,336,212		10,472,033	15,728,176
Options outstanding, aggregate intrinsic value | $							$ 0
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares			$ 10.63	$ 5.75	$ 6.02
Equity instruments other than options, vested in period, fair value | $			$ 44,304,000	$ 13,805,000	$ 3,025,000
Share-based payment arrangement, cost not yet recognized | $							$ 58,621,000
Expected period for recognition			2 years 7 months 28 days
Share-based compensation arrangement, number of additional shares authorized (in shares)		1,585,659
Granted (in shares)			913,672
The 2021 Plan
Class of Stock [Line Items]
Granted (in shares)			17,799,984
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares			$ 10.63
Options, in-the-money
Class of Stock [Line Items]
Options outstanding (in shares)					18,121,448		10,472,033	15,728,176
Employee Stock
Class of Stock [Line Items]
Share-based compensation arrangement, annual allowable percent increase in number of shares authorized		1.00%